Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unrealized net gain on AFS securities	$ 1,863	$ 1,526	$ 1,160
Unrealized net gain on derivative financial instruments	569	532	412
Employee benefit plans	(683)	(442)	(502)
Total AOCI	$ 1,749	$ 1,616	$ 1,070	$ 981